Taxation - Reconciliation of the taxation rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Profit before tax	£ 1,618	£ 1,636	£ 1,591
UK statutory rate of taxation of 19%	307	311	302
Differences in overseas taxation rates	72	105	124
Benefit of substance-based tax rulings	(15)	(18)	(70)
R&D tax credits	(3)	(2)	(2)
Tax losses not recognised	1	3	8
Permanent differences on disposals, acquisitions and transfers		(164)	(20)
Items non-deductible/taxable for tax purposes	56	3	25
Re-assessment of prior year estimates	5	(70)	19
Changes in tax rates	76	29	24
Total tax charge	£ 499	£ 197	£ 410
Standard rate of corporation tax	19.00%	19.00%	19.00%